Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	$ (771)	$ 267
Deferred tax assets	4,653	4,387
Deferred tax liabilities	3,850	3,485
Net deferred tax assets (liabilities)	803	902	$ 1,112
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(904)	52
Deferred tax assets	1,079	174
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(17)	405
Deferred tax assets	969	922
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	42	(77)
Deferred tax assets	199	241
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	192	88
Deferred tax assets	54	254
Deferred Tax Asset Property And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(60)	(106)
Deferred tax assets	359	364
Deferred tax assets pension and other postretirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	10	(28)
Deferred tax assets	234	522
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(65)	(21)
Deferred tax assets	433	323
Deferred tax assets lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(31)	59
Deferred tax assets	946	875
Deferred tax assets cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	0	0
Deferred tax assets	0	49
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(81)	(119)
Deferred tax assets	380	663
Deferred tax liabilities cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	0	0
Deferred tax liabilities	159	34
Deferred tax liabilities compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(7)	(16)
Deferred tax liabilities	148	131
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(7)	(8)
Deferred tax liabilities	40	14
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	135	94
Deferred tax liabilities	810	808
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(12)	(9)
Deferred tax liabilities	106	97
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(54)	14
Deferred tax liabilities	236	179
Deferred tax liabilities invesment in subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(14)	(40)
Deferred tax liabilities	126	122
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	37	53
Deferred tax liabilities	1,613	1,774
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(221)	(102)
Deferred tax liabilities	612	326
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	(914)	253
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	$ (143)	$ (14)